Goodwill (Schedule) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Roll Forward]
Goodwill at beginning of year	$ 1,297,851,000	$ 1,265,904,000
Accumulated impairment loss at beginning of year	(360,557,000)	(360,557,000)
Goodwill balance at beginning of year, net	937,294,000	905,347,000
Goodwill impairment recognized, during the year	0	0
Goodwill recognized on acquisitions, during the year	25,952,000	79,838,000
Goodwill recognized in respect of prior period acquisitions, during the year	(17,653,000)	526,000
Goodwill transferred to net assets held for sale, during the year	0	(15,949,000)
Foreign currency exchange adjustment, during the year	(58,682,000)	(32,468,000)
Goodwill at end of year	1,247,468,000	1,297,851,000
Accumulated impairment loss at end of year	(360,557,000)	(360,557,000)
Goodwill balance at end of year, net	886,911,000	937,294,000
North
Goodwill [Roll Forward]
Goodwill at beginning of year	362,599,000	383,473,000
Accumulated impairment loss at beginning of year	0	0
Goodwill balance at beginning of year, net	362,599,000	383,473,000
Goodwill impairment recognized, during the year	0	0
Goodwill recognized on acquisitions, during the year	0	11,594,000
Goodwill recognized in respect of prior period acquisitions, during the year	0	0
Goodwill transferred to net assets held for sale, during the year	0	0
Foreign currency exchange adjustment, during the year	(58,682,000)	(32,468,000)
Goodwill at end of year	303,917,000	362,599,000
Accumulated impairment loss at end of year	0	0
Goodwill balance at end of year, net	303,917,000	362,599,000
West [Member]
Goodwill [Roll Forward]
Goodwill at beginning of year	341,123,000	309,770,000
Accumulated impairment loss at beginning of year	0	0
Goodwill balance at beginning of year, net	341,123,000	309,770,000
Goodwill impairment recognized, during the year	0	0
Goodwill recognized on acquisitions, during the year	1,438,000	31,040,000
Goodwill recognized in respect of prior period acquisitions, during the year	(8,686,000)	313,000
Goodwill transferred to net assets held for sale, during the year	0	0
Foreign currency exchange adjustment, during the year	0	0
Goodwill at end of year	333,875,000	341,123,000
Accumulated impairment loss at end of year	0	0
Goodwill balance at end of year, net	333,875,000	341,123,000
East [Member]
Goodwill [Roll Forward]
Goodwill at beginning of year	594,129,000	572,661,000
Accumulated impairment loss at beginning of year	(360,557,000)	(360,557,000)
Goodwill balance at beginning of year, net	233,572,000	212,104,000
Goodwill impairment recognized, during the year	0	0
Goodwill recognized on acquisitions, during the year	24,514,000	37,204,000
Goodwill recognized in respect of prior period acquisitions, during the year	(8,967,000)	213,000
Goodwill transferred to net assets held for sale, during the year	0	(15,949,000)
Foreign currency exchange adjustment, during the year	0	0
Goodwill at end of year	609,676,000	594,129,000
Accumulated impairment loss at end of year	(360,557,000)	(360,557,000)
Goodwill balance at end of year, net	$ 249,119,000	$ 233,572,000